Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Current
Federal						$ (31,993)	$ 467,991
State
Deferred
Federal						(95,097)	(85,640)
State
Change in Valuation allowance						127,090	242,233
Income tax provision (benefit)	$ 51,725	$ 241,792		$ 637,175	$ 241,792		$ 624,584
Previously Reported [Member]
Current
Federal						631,204
State
Deferred
Federal						(95,097)
State
Change in Valuation allowance						(536,107)
Income tax provision (benefit)
Revision of Prior Period, Adjustment [Member]
Current
Federal						(663,197)
Deferred
Federal
Change in Valuation allowance						663,197
As Revised [Member]
Current
Federal						(31,993)
Deferred
Federal						(95,097)
Change in Valuation allowance						$ 127,090